ASSET RETIREMENT OBLIGATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ASSET RETIREMENT OBLIGATION
Opening balance	$ 987	$ 952
Increase due to reassessment of the rehabilitation obligation	514
Effect of change in discount rate	(56)	18
Accretion expense	18	17
Ending balance	$ 1,463	$ 987